INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

6) INTANGIBLE ASSETS

The following table presents the breakdown of intangible assets at December 31, 2019 and 2020 and respective changes in the year:

	Thousands of U.S. dollars
	Balance at December 31, 2018	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2019
Cost
Development	5,090	184	(41)	(1)	-	(3,213)	434	2,453
Customer base	262,927	-	-	-	-	(5,202)	5,226	262,951
Software	194,966	1,065	(2,771)	507	12,623	(7,371)	2,386	201,405
Other intangible assets	69,062	-	(1,410)	52	-	(6,336)	279	61,647
Work in progress	1,089	-	(25)	(505)	-	(459)	-	100
Total cost	533,134	1,249	(4,247)	53	12,623	(22,581)	8,325	528,556
Accumulated amortization
Development	(647)	(154)	41	-	-	251	(148)	(657)
Customer base	(143,290)	(22,570)	-	(234)	-	2,083	(1,434)	(165,445)
Software	(113,845)	(25,025)	2,212	-	-	2,425	(370)	(134,603)
Other intangible assets	(40,159)	(9,477)	83	181	-	4,705	(223)	(44,890)
Total accumulated amortization	(297,941)	(57,226)	2,336	(53)	-	9,465	(2,175)	(345,594)
Impairment	(23,991)	-	-	-	-	1,070	-	(22,921)
Net intangible assets	211,202	(55,977)	(1,911)	-	12,623	(12,046)	6,150	160,041

	Thousands of U.S. dollars
	Balance at December 31, 2019	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2020
Cost
Development	2,453	99	-	403	-	(28)	174	3,101
Customer base	262,951	-	(622)	639	-	(22,656)	3,029	243,341
Software	201,405	2,859	(9,748)	8,327	12,572	(28,647)	1,349	188,117
Other intangible assets	61,647	-	(97)	1,062	-	(5,835)	181	56,958
Work in progress	100	-	(25)	-	-	-	-	75
Total cost	528,556	2,958	(10,492)	10,431	12,572	(57,166)	4,733	491,592
Accumulated amortization
Development	(657)	(165)	-	(400)	-	59	(172)	(1,335)
Customer base	(165,445)	(19,848)	720	(630)	-	15,695	(2,497)	(172,005)
Software	(134,603)	(23,405)	9,721	(9,966)	-	18,228	(833)	(140,858)
Other intangible assets	(44,890)	(3,563)	-	565	-	2,396	(223)	(45,715)
Total accumulated amortization	(345,594)	(46,981)	10,441	(10,431)	-	36,378	(3,725)	(359,913)
Impairment	(22,921)	-	-	-	-	(2,116)	-	(25,037)
Net intangible assets	160,041	(44,023)	(51)	-	12,572	(22,904)	1,008	106,643

“Customer base” represents the fair value, of the intangible assets arising from customer relationships (tacit or explicitly formulated in contracts) with Telefónica Group and with other customers identified in business combination transactions.

Of the total customer base in 2020, the fair value assigned to commercial relationships with Telefónica at the acquisition date amounts to 187,916 thousand U.S. dollars, while the remaining amount relates to other customers.

In terms of geographic distribution, in 2020 the customer base corresponds to businesses in Brazil (83,071 thousand U.S. dollars), Spain (54,165 thousand U.S. dollars) net of impairment, Mexico (47,579 thousand U.S. dollars), Peru (14,591 thousand U.S. dollars), Colombia (2,941 thousand U.S. dollars), Chile (8,745 thousand U.S. dollars) and Argentina and Uruguay (7,205 thousand U.S. dollars).

“Other intangible assets” mainly include payment of loyalty incentives established with customers of the Atento Brasil S.A. and the intangible asset arising from the directory services business in Atento Teleservicios España.